SEGMENT INFORMATION - Geographical information (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Disclosure of geographical areas [line items]
Property, plant and equipment	¥ 440,554	¥ 413,383	[1]	¥ 401,544	$ 63,282
Right-of-use assets	9,179	0	[2]	0	1,318
Investments in associates and a joint venture	45,490	24,701		29,146
Other non-current assets	¥ 9,721	¥ 9,542	[3]	¥ 9,310	$ 1,396
PRC [member]
Disclosure of geographical areas [line items]
Ratio of revenue from customers in different locations to Group's revenues	66.00%	68.00%		65.00%
Property, plant and equipment	¥ 197,115	¥ 173,846		¥ 167,703
Right-of-use assets	5,774	0		0
Investments in associates and a joint venture	4,649	3,947		3,680
Other non-current assets	¥ 9,275	8,827		8,564
Other locations [member] | Maximum [member]
Disclosure of geographical areas [line items]
Ratio of revenue from customers in different locations to Group's revenues	10.00%
Canada [member]
Disclosure of geographical areas [line items]
Property, plant and equipment	¥ 92,537	92,386		95,552
Right-of-use assets	689	0		0
Investments in associates and a joint venture	0	0		0
Other non-current assets	405	636		605
Others [member]
Disclosure of geographical areas [line items]
Property, plant and equipment	150,902	147,151		138,289
Right-of-use assets	2,716	0		0
Investments in associates and a joint venture	40,841	20,754		25,466
Other non-current assets	¥ 41	¥ 79		¥ 141

[1]	In relation to assets previously under finance leases, the Group recategorized the carrying amounts of the relevant assets which were still under lease as at January 1, 2019 amounting to RMB755 million as right-of-use assets.
[2]	In relation to assets previously under finance leases, the Group recategorized the carrying amounts of the relevant assets which were still under lease as at January 1, 2019 amounting to RMB755 million as right-of-use assets. Payments for leasehold lands included in other non-current assets were recategorized as right-of-use assets.
[3]	Payments for leasehold lands included in other non-current assets were recategorized as right-of-use assets.